Commitments and Contingencies - Lease Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 7,026
2022	9,112
2023	8,644
2024	8,150
2025	7,044
Thereafter	51,259
Total lease payments	91,235
Less: imputed interest	(37,074)
Present value of lease liabilities	$ 54,161	$ 26,221